Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2019
Investments In Principal Subsidiaries Associates And Joint Ventures [Abstract]
Investments in associates and joint ventures
8 Investments in associates and joint ventures

Investments in associates and joint ventures
2019	Interestheld (%)	Fair valueof listedinvest-ments	Balancesheetvalue	Totalassets	Totalliabilities	Totalincome	Totalexpenses
TMB Public Company Limited	23	1,109	1,509	55,804	49,974	1,145	891
Other investments in associates and joint ventures			281
			1,790

Investments in associates and joint ventures
2018	Interestheld (%)	Fair valueof listedinvest-ments	Balancesheetvalue	Totalassets	Totalliabilities	Totalincome	Totalexpenses
TMB Public Company Limited	30	776	991	23,494	20,884	1,055	722
Other investments in associates and joint ventures			212
			1,203

TMB is a financial institution providing products and services to Wholesale, Small and Medium Enterprise (SME), and Retail customers. TMB is domiciled in Bangkok, Thailand and is listed on the Stock Exchange of Thailand (SET). In December 2019 TMB merged with Thanachart Bank and became Thailand’s sixth largest bank. Prior to this merger ING paid a capital contribution to TMB of EUR 381 million. As a result of the merger transaction ING recognized a gain of EUR 16 million mainly to partial release of the related foreign currency reserves.

Other investments in associates and joint ventures are mainly financial services and financial technology funds or vehicles operating predominantly in Europe

ING Group does not hold any interests in Investments in associates and joint ventures that are individually significant to ING Group. Other investments in associates and joint ventures represents a large number of associates and joint ventures with an individual carrying value of less than EUR 50 million.

Significant influence for associates in which the interest held is below 20%, is based on the combination of ING Group’s financial interest and other arrangements, such as participation in the Board of Directors.

The reporting dates of certain associates and joint ventures can differ from the reporting date of the Group, but by no more than three months.

Accumulated impairments of EUR 49 million (2018: EUR 15 million) have been recognised. The values presented in the tables above could differ from the values presented in the individual financial statements of the associates and joint ventures, due to the fact that the individual values have been brought in line with ING Group’s accounting principles. When the fair value of the investment is below cost for a significant amount or prolonged period of time, an impairment test is performed.

The associates and joint ventures of ING are subject to legal and regulatory restrictions regarding the amount of dividends it can pay to ING. These restrictions are for example dependent on the laws in the country of incorporation for declaring dividends or as a result of minimum capital requirements that are imposed by industry regulators in the countries in which the associates and joint ventures operate. In addition, the associates and joint ventures also consider other factors in determining the appropriate levels of equity needed. These factors and limitations include, but are not limited to, rating agency and regulatory views, which can change over time.

Changes in Investments in associates and joint ventures
	2019	2018
Opening balance	1,203	1,088
Effect of change in accounting policy due to the implementation of IFRS 9		–28
Additions	507	97
Transfers to and from Investments/Other assets and liabilities	4	5
Revaluations	–18	–2
Share of results	82	146
Dividends received	–58	–30
Disposals	–10	–116
Impairments	–34	–3
Exchange rate differences	113	47
Closing balance	1,790	1,203

Share of results from associates and joint ventures of EUR 82 million (2018: EUR 146 million) as included in the table above, is mainly attributable to results of TMB of EUR 77 million (2018: EUR 117 million).

Share of results from associates and joint ventures as presented in the statement of profit or loss includes, besides above mentioned share of results, also impairments.